Cash and borrowings - Liquidity and capital resources (Details) - USD ($) $ in Millions	Dec. 31, 2025		Dec. 31, 2024		Dec. 31, 2023	[1]	Dec. 31, 2022
Disclosure of detailed information about borrowings [line items]
Cash net of bank overdrafts	$ 553	[1]	$ 617	[1]	$ 300		$ 344
Borrowings	3,111		3,125
Committed facilities
Disclosure of detailed information about borrowings [line items]
Committed facilities	4,100		4,100
Borrowings	3,100		3,100
Revolving credit facility
Disclosure of detailed information about borrowings [line items]
Undrawn amount	$ 1,000		$ 1,000

[1]	Cash and cash equivalents is net of bank overdrafts of $4m (2024: $2m, 2023: $2m).